Marketable Securities Current (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Equity securities	$ 4	$ 29,022
Marketable securities - current	$ 4	29,340
Open-end fund
Schedule of Available-for-sale Securities [Line Items]
Marketable securities - current		$ 318